SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is June 15, 2022.

MFS® Institutional Trust:

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND
Effective October 24, 2022, the name of the Trust will change to MFS® Series Trust XVII, the name of the Fund will change to MFS® International Equity Fund, and the Fund's shares will be renamed Class R6 shares.

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